Income tax and tax loss carryforwards, Reconciliation for income tax based on statutory rate (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation between provision for income tax based on statutory income tax rate and provision recorded [Abstract]
Profit (loss) before taxes	$ 311,503	$ 114,795	$ (4,742)
Income tax (expense) benefit	(93,451)	(34,439)	1,423
Increase (decrease) from [Abstract]
Difference in depreciation and amortization	(31,509)	(20,543)	(20,110)
Materials and supplies	(341)	(63,930)	11,483
Inflationary and currency exchange effects on monetary assets and liabilities, net	75,187	(6,309)	(4,562)
Tax losses amortization	248,982	196,038	115,461
Provisions and allowance for expected credit losses	(176,915)	(184,584)	(65,824)
Capital expenses deducted for tax purposes	0	133,657	0
Difference between the tax and book value for the sale of assets	0	(540)	0
Difference between the tax and book value for the sale of shares of subsidiaries	0	0	(4,931)
Non-deductible expenses	(23,964)	(19,350)	(12,740)
Income tax (expense) benefit	$ (2,011)	$ 0	$ 20,200